Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for accounts receivable	$ 25.1	$ 19.9
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	700,000,000	700,000,000
Common stock, shares issued (in shares)	328,411,705	118,261,955
Common stock, shares outstanding (in shares)	328,411,705	118,261,955